COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Future lease commitments
Future lease commitments

FY 2020	$45,069
FY 2021	$77,184
FY 2022	$45,952
Total	$168,205

FY 2020	$87,245
FY 2021	$87,245
FY 2022	$54,630
Total	$229,120